UNITED STATES
                                       SECURITIES AND EXCHANGE COMMISSION
                                            Washington, D.C.  20549
                                                    FORM 13F
                                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2009

Check here if Amendment       [ ]             Amendment Number:

This Amendment                [ ]             is a restatement
                              [ ]             adds new holding entries

Institutional Investment Manager Filing this Report:

Name:       BANKERS TRUST CO, CR
Address:    221 3RD AVE. S.E.
            CEDAR RAPIDS, IA 52401


13F File Number: 28-10792

The institutional investment Manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: JOHN LEPLEY
Title: COMPLIANCE OFFICER
Phone: 515 245 2459
Signature, Place, and Date of Signing:

1    DES MOINES, IA    10/14/2009

Report Type     (Check only one)
                [X]            13F HOLDINGS REPORT
                [ ]            13F NOTICE
                [ ]            13F COMBINATION REPORT


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:           13
Form 13F Information Table Value Total:           $ 5,365

List of Other Included Managers:

NONE

FORM 13F INFORMATION TABLE
                                   TITLE                  VALUE     SHARES/  SH/  PUT/ INVSTMT OTHER          VOTING AUTHORITY
  NAME OF ISSUER                   OF CLASS     CUSIP     (X $1000) PRN AMOUNTPRN CALL DISCRTN MANAGERS SOLE     SHARED   NONE

  EXXON MOBIL                      COM          30231G102       258     3764 SH        SOLE             3764
  GENERAL ELECTRIC CO.             COM          369604103       197    11978 SH        SOLE             11978
  HILLS BANCORPORATION             COM          431643105      2425    50197 SH        SOLE             50197
  INTERNATIONAL BUSINESS MACHINES  COM          459200101       265     2217 SH        SOLE             2217
  ISHARES                          MUT          464287507       259     3750 SH        SOLE             3750
  JOHNSON & JOHNSON                COM          478160104       324     5324 SH        SOLE             5324
  MCDONALDS CORP                   COM          580135101       242     4238 SH        SOLE             4238
  PEPSICO INC                      COM          713448108       313     5341 SH        SOLE             5341
  PROCTER & GAMBLE                 COM          742718109       313     5412 SH        SOLE             5412
  U S BANCORP                      COM          902973304       312    14264 SH        SOLE             14264
  WAL-MART                         COM          931142103       207     4210 SH        SOLE             4210
  WELLS FARGO                      COM          949746101       250     8878 SH        SOLE             8878
  TRAVELCENTERS                    COM          JKE174103         0    50000 SH        SOLE             50000